Segment Information - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue | $	$ 0	$ 0